Leases (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Future Minimum Commitments under Capital Leases

Future minimum lease and royalty commitments for all noncancelable agreements and capital lease obligations as of December 31, 2014 are as follows:

(add 000)	Capital Leases	Operating Leases & Royalty Commitments
2015	$4,517	$108,622
2016	4,382	75,717
2017	3,823	63,866
2018	2,928	31,029
2019	2,819	20,377
Thereafter	8,477	133,592
Total	26,946	$433,203
Less: imputed interest	(5,085)
Present value of minimum lease payments	21,861
Less: current capital lease obligations	(3,407)
Long-term capital lease obligations	$18,454

Future Minimum Commitments under Operating Leases

Future minimum lease and royalty commitments for all noncancelable agreements and capital lease obligations as of December 31, 2014 are as follows:

(add 000)	Capital Leases	Operating Leases & Royalty Commitments
2015	$4,517	$108,622
2016	4,382	75,717
2017	3,823	63,866
2018	2,928	31,029
2019	2,819	20,377
Thereafter	8,477	133,592
Total	26,946	$433,203
Less: imputed interest	(5,085)
Present value of minimum lease payments	21,861
Less: current capital lease obligations	(3,407)
Long-term capital lease obligations	$18,454